Summary of Investments Other Than Investments In Related Parties	12 Months Ended
Dec. 31, 2011
Summary of Investments Other Than Investments In Related Parties [Abstract]
SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2011

	which shown	which shown	which shown
($ in thousands)	Amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$84,059	$90,002	$90,002
States, municipalities and political subdivisions	2,499	2,898	2,898
Foreign governments	4,998	5,237	5,237
Public utilities	16,982	18,889	18,889
All other corporate bonds	152,838	162,937	162,937
Asset-backed securities	2,806	2,814	2,814
Residential mortgage-backed securities	40,089	42,507	42,507
Commercial mortgage-backed securities	8,514	8,356	8,356

Total fixed maturities	312,785	333,640	333,640
Short-term investments	12,974	12,974	12,974

Total investments	$325,759	$346,614	$346,614